UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/13

The following N-CSR relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

FORM N-CSR

Item 1.                         Reports to Stockholders.

                        [Insert report here]

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
34	Financial Highlights
37	Notes to Financial Statements
52	Report of Independent Registered
Public Accounting Firm
53	Important Tax Information
54	Board Members Information
56	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
High Yield Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus HighYield Fund, covering the 12-month period from January 1, 2013, through December 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The year 2013 proved to be challenging for the U.S. bond market. Accelerating economic growth and anticipation of a more moderately accommodative monetary policy took their toll on bond prices even as stocks climbed to new record highs.As a result, intermediate- and long-term U.S. government securities value over the past year, pushing the yield on 10-year U.S.Treasury securities above 3% for the first time in more than two years. Corporate-backed bonds generally fared better, as they tended to respond more to their issuers’ underlying credit quality than to changing interest rates.

We remain somewhat cautious regarding the U.S. bond market’s prospects in 2014. We expect the domestic economy to continue to strengthen over the next year, particularly if U.S. fiscal policy is less restrictive and short-term interest rates remain near historical lows, which could push long-term interest rates higher. However, our fixed-income investment teams have continued to identify pockets of perceived opportunity in the bond market, which suggests that a highly selective approach could produce more favorable results for income-oriented investors in the months ahead. As always, we urge you to speak with your financial adviser to identify the investment strategies that are right for you.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2013, through December 31, 2013, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended December 31, 2013, Dreyfus High Yield Fund’s Class A shares produced a total return of 7.49%, Class C shares returned 6.69%, and Class I shares returned 7.92%.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 7.41% over the same period.2

Although high yield bonds encountered heightened volatility during 2013 when investors reacted to rising long-term interest rates in anticipation of a more moderately accommodative monetary policy from the Federal Reserve Board (the “Fed”), they fared better than most other segments of the U.S. bond market.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis. We thoroughly analyze the business, management, and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

High Yield Bonds Held Up Well As Interest Rates Climbed

Long-term interest rates began to move higher during the first quarter of 2013 when fixed-income investors responded nervously to stronger U.S. economic growth, including sustained improvements in employment and housing market trends. The sectors of the bond market that are more interest rate-sensitive, such as U.S. government securities, suffered price declines, while corporate-backed securities held up relatively well as issuers’ underlying business fundamentals improved.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

The market’s worries about rising interest rates intensified in late May, when relatively hawkish remarks by Fed Chairman Ben Bernanke were interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected. Consequently, prices in most bond market sectors, including lower rated corporate-backed bonds, fell sharply in June.The market generally stabilized over the summer, and bonds rallied in September and October when the Fed refrained from tapering its quantitative easing program and a U.S. government shutdown dampened economic expectations. However, additional evidence of accelerating economic growth sparked renewed bond market volatility in November and December.The Fed implemented a modest reduction of its bond purchasing program in mid-December, which helped drive the yield of 10-year U.S. Treasury securities above 3% for the first time in more than two years.

High yield bonds proved relatively insensitive to rising interest rates, as underlying credit conditions remained strong in the recovering economy. Prices of high yield securities generally ended the year close to where they began, and their high levels of current income enabled the asset class to produce substantially better 2013 returns than other fixed-income market sectors.

Several Strategies Supported Relative Performance

The fund outperformed market averages due to the success of our interest rate, sector allocation, and security selection strategies. From a sector allocation perspective, the fund benefited from underweighted exposure to the utilities sector, where low commodity prices and bankruptcy concerns weighed on bond prices. Instead, we favored the better performing telecommunications sector, and we maintained a position in European high yield securities that advanced along with economic sentiment when the region’s recession ended.

Our security selection strategy proved especially effective in the telecommunications sector, where certain wireless carriers contributed positively to relative performance. We also picked a number of individual winners in the energy, metals-and-mining, and financials industry groups. Our interest rate strategies further buoyed relative results, as a relatively short average duration over much of the year helped to cushion the impact of heightened market volatility stemming from rising interest rates.

Disappointments were relatively modest in 2013. Overweighted exposure to the cable television and packaging industries detracted mildly from relative performance, but any adverse impact on overall fund results was more than offset by successful security selections in both areas.

A Generally Constructive Outlook

We currently expect the U.S. economic recovery to persist in 2014, potentially driving long-term interest rates higher. Nonetheless, we have continued to identify attractive opportunities among high yield bonds, which we expect to continue to benefit from improving credit conditions, low default rates, and narrowing yield differences relative to U.S. Treasury securities. Therefore, as of year-end, we have maintained a generally constructive investment posture, with a focus on bonds with credit ratings toward the lower end of the below-investment-grade range. However, in light of the likelihood of additional increases in long-term interest rates, we have maintained the fund’s average duration in a position that is modestly shorter than that of the benchmark.

January 15, 2014

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch U.S. HighYield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.The index does not reflect fees and expenses to which the fund is subject.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus High Yield Fund Class A shares, Class C shares and Class I shares and the BofA Merrill Lynch U.S. High Yield Master II Constrained Index

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C and Class I shares of Dreyfus HighYield Fund on 12/31/03 to a $10,000 investment made in the BofA Merrill Lynch U.S. HighYield Master II Constrained Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes.The Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 12/31/13
	1	Year	5 Years	10 Years
Class A shares
with maximum sales charge (4.5%)	2.72%		13.51%	6.54%
without sales charge	7.49%		14.57%	7.03%
Class C shares
with applicable redemption charge †	5.69%		13.72%	6.22%
without redemption	6.69%		13.72%	6.22%
Class I shares	7.92%		14.89%	7.30%
BofA Merrill Lynch U.S. High Yield
Master II Constrained Index	7.41%		18.70%	8.46%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from July 1, 2013 to December 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended December 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.94	$8.83	$3.65
Ending value (after expenses)	$1,064.90	$1,060.90	$1,067.90

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2013

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.84	$8.64	$3.57
Ending value (after expenses)	$1,020.42	$1,016.64	$1,021.68

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70%
for Class I, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2013

		Coupon	Maturity	Principal
Bonds and Notes—95.0%		Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace & Defense—1.2%
B/E Aerospace,
Sr. Unscd. Notes		6.88	10/1/20	2,900,000		3,197,250
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	3,125,000	[b]	3,562,500
CPI International,
Gtd. Notes		8.00	2/15/18	3,410,000		3,580,500
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	2,280,000		2,470,950
TransDigm,
Gtd. Notes		5.50	10/15/20	1,675,000		1,645,687
TransDigm,
Gtd. Notes		7.75	12/15/18	4,245,000		4,573,987
						19,030,874
Automotive—2.9%
Chrysler Group,
Scd. Notes		8.00	6/15/19	1,250,000		1,387,500
Chrysler Group,
Scd. Notes		8.25	6/15/21	6,565,000	[c]	7,500,512
General Motor Financial,
Gtd. Notes		3.25	5/15/18	585,000	[b]	586,462
Gestamp Funding Luxembourg,
Sr. Scd. Notes		5.63	5/31/20	7,595,000	[b]	7,765,887
Goodyear Tire & Rubber,
Gtd. Notes		6.50	3/1/21	2,400,000		2,556,000
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	4,025,000	[c]	4,518,062
Jaguar Land Rover Automotive,
Gtd. Notes		5.63	2/1/23	1,800,000	[b,c]	1,809,000
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	5,503,000	[b]	6,218,390
Schaeffler Holding Finance,
Sr. Scd. Notes	EUR	6.88	8/15/18	2,730,000		4,032,656
Schaeffler Holding Finance,
Sr. Scd. Notes		6.88	8/15/18	4,125,000	[b]	4,393,125
Titan International,
Sr. Scd. Notes		6.88	10/1/20	2,190,000	[b]	2,294,025
UCI International,
Gtd. Notes		8.63	2/15/19	2,235,000		2,246,175
						45,307,794

The Fund 9

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Banking—4.8%
Ally Financial,
Gtd. Notes		4.75	9/10/18	10,890,000		11,434,500
Ally Financial,
Gtd. Notes		7.50	9/15/20	5,080,000		5,937,250
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,190,000		1,429,487
Bank of America,
Jr. Sub. Cap. Secs., Ser. K		8.00	7/29/49	4,195,000	[d]	4,669,966
Barclays Bank,
Jr. Sub. Notes	EUR	4.75	3/29/49	7,600,000	[d]	8,949,473
Barclays Bank,
Jr. Sub. Notes	EUR	4.88	12/29/49	2,530,000	[d]	3,158,584
Citigroup,
Jr. Sub. Notes		5.95	7/29/49	8,255,000	[d]	7,649,083
HBOS Capital Funding,
Bank Gtd. Bonds		6.07	6/29/49	6,131,000	[b,d]	6,138,664
LBG Capital No. 1,
Bank Gtd. Bonds		7.88	11/1/20	3,410,000	[b]	3,703,983
Lloyds Banking Group,
Jr. Sub. Bonds		6.27	11/29/49	3,229,000	[b,d]	3,148,275
RBS Capital Trust III,
Bank Gtd. Notes		5.51	9/29/49	9,380,000	[c,d]	9,192,400
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	3,660,000		3,753,359
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,860,000	[d]	6,876,927
						76,041,951
Building Materials—1.9%
Allegion US Holding,
Gtd. Notes		5.75	10/1/21	1,185,000	[b]	1,238,325
American Builders & Contractors
Supply, Sr. Unscd. Notes		5.63	4/15/21	3,490,000	[b]	3,516,175
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	3,130,000	[b]	3,396,050
Cemex SAB de CV,
Sr. Scd. Notes		9.50	6/15/18	3,160,000	[b]	3,602,400
Gibraltar Industries,
Gtd. Notes		6.25	2/1/21	3,240,000		3,345,300
Nortek,
Gtd. Notes		8.50	4/15/21	5,200,000		5,785,000

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Building Materials (continued)
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	1,969,000	[c]	2,106,830
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	3,665,000	[b]	4,141,450
RSI Home Products,
Scd. Notes		6.88	3/1/18	2,304,000	[b]	2,424,960
						29,556,490
Chemicals—3.9%
Hexion U.S. Finance,
Sr. Scd. Notes		8.88	2/1/18	4,060,000	[c]	4,237,625
Hexion U.S. Finance,
Scd. Notes		9.00	11/15/20	4,110,000	[c]	4,120,275
Hexion U.S. Finance,
Sr. Scd. Notes		6.63	4/15/20	3,350,000		3,450,500
Huntsman International,
Gtd. Notes		8.63	3/15/20	4,500,000		5,000,625
Ineos Finance,
Sr. Scd. Notes		8.38	2/15/19	3,240,000	[b]	3,616,650
INEOS Group Holdings,
Gtd. Notes	EUR	6.50	8/15/18	8,790,000	[c]	12,424,990
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,420,000	[b]	3,638,025
PolyOne,
Sr. Unscd. Notes		7.38	9/15/20	2,515,000		2,788,506
Rentech Nitrogen Partners,
Scd. Notes		6.50	4/15/21	7,005,000	[b]	6,794,850
TPC Group,
Sr. Scd. Notes		8.75	12/15/20	4,005,000	[b]	4,275,337
US Coatings Acquisition/Axalta
Coating Systems
Dutch Holding B,
Gtd. Notes		7.38	5/1/21	10,620,000	[b,c]	11,376,675
						61,724,058
Construction Machinery—2.4%
Ahern Rentals,
Scd. Notes		9.50	6/15/18	5,250,000	[b,c]	5,709,375
Ashtead Capital,
Scd. Notes		6.50	7/15/22	8,912,000	[b]	9,546,980
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	8,305,000		9,093,975

The Fund 11

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Construction Machinery (continued)
Manitowoc,
Gtd. Notes	8.50	11/1/20	4,430,000		5,050,200
United Rentals North America,
Gtd. Notes	7.38	5/15/20	5,170,000		5,758,087
United Rentals North America,
Gtd. Notes	7.63	4/15/22	1,995,000		2,226,919
					37,385,536
Consumer Cyclical Services—1.4%
Live Nation Entertainment,
Gtd. Notes	7.00	9/1/20	1,385,000	[b]	1,509,650
Mobile Mini,
Gtd. Notes	7.88	12/1/20	5,800,000		6,452,500
Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	[b]	6,138,000
ServiceMaster,
Gtd. Notes	8.00	2/15/20	1,180,000		1,209,500
West,
Gtd. Notes	8.63	10/1/18	6,345,000		6,931,912
					22,241,562
Consumer Products—.4%
ACCO Brands,
Gtd. Notes	6.75	4/30/20	2,455,000	[c]	2,436,587
Libbey Glass,
Sr. Scd. Notes	6.88	5/15/20	3,258,000		3,534,930
					5,971,517
Distributors—.3%
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	4,486,000	[b]	4,575,720
Diversified Manufacturing—1.7%
Accudyne Industries,
Gtd. Notes	7.75	12/15/20	3,385,000	[b,c]	3,605,025
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,506,562
Gardner Denver,
Sr. Unscd. Notes	6.88	8/15/21	3,045,000	[b,c]	3,052,613
Griffon,
Gtd. Notes	7.13	4/1/18	6,080,000		6,475,200
Rexel,
Sr. Unscd. Notes	6.13	12/15/19	4,515,000	[b]	4,740,750

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Diversified Manufacturing
(continued)
Wesco Distribution,
Gtd. Notes		5.38	12/15/21	2,225,000	[b]	2,230,562
						26,610,712
Electric—2.8%
AES,
Sr. Unscd. Notes		7.38	7/1/21	5,735,000		6,494,888
AES,
Sr. Unscd. Notes		9.75	4/15/16	3,765,000		4,452,112
Calpine,
Sr. Scd. Notes		6.00	1/15/22	4,544,000	[b]	4,680,320
Calpine,
Sr. Scd. Notes		7.50	2/15/21	2,244,000	[b]	2,459,985
Calpine,
Sr. Scd. Notes		7.88	1/15/23	4,215,000	[b]	4,625,962
GenOn Energy,
Sr. Unscd. Notes		9.50	10/15/18	9,482,000		10,785,775
NRG Energy,
Gtd. Notes		6.63	3/15/23	1,605,000		1,625,063
NRG Energy,
Gtd. Notes		7.63	5/15/19	5,575,000		5,923,437
Techem Energy,
Gtd. Notes	EUR	7.88	10/1/20	1,975,000		3,059,090
						44,106,632
Energy—9.7%
Antero Resources Finance,
Gtd. Notes		5.38	11/1/21	1,095,000	[b]	1,106,634
Antero Resources Finance,
Gtd. Notes		7.25	8/1/19	2,681,000		2,895,480
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	6,285,000	[b]	6,772,087
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	7,345,000		7,730,612
Bristow Group,
Gtd. Notes		6.25	10/15/22	3,297,000		3,493,007
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	6,395,000		7,034,500
Chesapeake Energy,
Gtd. Notes		6.63	8/15/20	4,635,000		5,202,787

The Fund 13

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Dresser-Rand Group,
Gtd. Notes	6.50	5/1/21	3,565,000		3,814,550
Edgen Murray,
Sr. Scd. Notes	8.75	11/1/20	5,645,000	[b]	6,491,750
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000	[b]	5,691,725
Halcon Resources,
Gtd. Notes	8.88	5/15/21	3,185,000		3,232,775
Halcon Resources,
Gtd. Notes	9.75	7/15/20	2,705,000	[b]	2,830,106
Halcon Resources,
Gtd. Notes	9.75	7/15/20	4,595,000		4,813,262
Hercules Offshore,
Gtd. Notes	7.50	10/1/21	610,000	[b]	649,650
Hercules Offshore,
Gtd. Notes	8.75	7/15/21	6,970,000	[b]	7,806,400
Kodiak Oil & Gas,
Gtd. Notes	5.50	1/15/21	1,455,000	[c]	1,458,637
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	5,130,000		5,719,950
MEG Energy,
Gtd. Notes	6.50	3/15/21	4,715,000	[b]	4,986,112
Newfield Exploration,
Sr. Sub. Notes	6.88	2/1/20	5,385,000		5,795,606
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	7,535,000		7,930,587
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	5,050,000	[b]	5,378,250
Oasis Petroleum,
Gtd. Notes	7.25	2/1/19	3,650,000		3,942,000
Offshore Group Investment,
Sr. Scd. Notes	7.50	11/1/19	10,340,000	[c]	11,296,450
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		797,150
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,544,825
Range Resources,
Gtd. Notes	5.00	8/15/22	3,170,000		3,130,375
Range Resources,
Gtd. Notes	5.00	3/15/23	3,475,000		3,414,187

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Rex Energy,
Gtd. Notes		8.88	12/1/20	7,030,000		7,733,000
Unit,
Gtd. Notes		6.63	5/15/21	10,100,000		10,706,000
Welltec,
Sr. Scd. Notes		8.00	2/1/19	5,885,000	[b]	6,267,525
						153,665,979
Entertainment—.3%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	4,685,000		5,381,894
Environmental—1.0%
Abengoa Finance,
Gtd. Notes	EUR	8.88	2/5/18	6,980,000	[c]	10,447,434
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	4,410,000		4,806,900
						15,254,334
Finance Companies—5.2%
American Capital,
Sr. Unscd. Notes		6.50	9/15/18	6,765,000	[b]	7,086,337
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	7,850,000	[b]	8,458,375
FTI Consulting,
Gtd. Notes		6.75	10/1/20	4,705,000		5,104,925
Icahn Enterprises Finance,
Gtd. Notes		6.00	8/1/20	6,515,000	[b]	6,743,025
Icahn Enterprises Finance,
Gtd. Notes		8.00	1/15/18	610,000		635,925
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000	[c]	9,192,400
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		2,842,271
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	4,675,000		5,586,625
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	8,155,000		8,603,525
Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	7,880,000	[b]	7,919,400
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	4,300,000	[b]	4,300,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Finance Companies (continued)
SLM,
Sr. Unscd. Notes		8.00	3/25/20	1,850,000		2,102,063
SLM,
Sr. Unscd. Notes		8.45	6/15/18	5,970,000		6,977,437
Springleaf Finance,
Sr. Unscd. Notes		6.00	6/1/20	5,770,000		5,798,850
						81,351,158
Food & Beverages—1.3%
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	2,250,000		4,079,941
Del Monte,
Gtd. Notes		7.63	2/15/19	7,430,000		7,736,488
Post Holdings,
Gtd. Notes		7.38	2/15/22	2,225,000	[b]	2,391,875
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,525,000	[c]	5,939,375
						20,147,679
Gaming—2.2%
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	6,190,000		6,948,275
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	7,545,000		9,619,875
Peninsula Gaming,
Gtd. Notes		8.38	2/15/18	4,515,000	[b,c]	4,943,925
Penn National Gaming,
Sr. Unscd. Notes		5.88	11/1/21	5,495,000	[b]	5,440,050
Pinnacle Entertainment,
Gtd. Notes		7.50	4/15/21	5,230,000		5,700,700
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	2,580,000		2,857,350
						35,510,175
Health Care—7.0%
Biomet,
Gtd. Notes		6.50	8/1/20	7,170,000		7,564,350
Biomet,
Gtd. Notes		6.50	10/1/20	8,135,000		8,419,725
CHS/Community Health Systems,
Gtd. Notes		7.13	7/15/20	2,860,000		2,970,825

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
ConvaTec Finance International,
Sr. Unscd. Notes	8.25	1/15/19	6,075,000	[b,c]	6,234,469
DaVita HealthCare Partners,
Gtd. Notes	5.75	8/15/22	685,000		696,988
DaVita HealthCare Partners,
Gtd. Notes	6.63	11/1/20	3,800,000		4,094,500
Envision Healthcare,
Gtd. Notes	8.13	6/1/19	2,253,000		2,452,954
HCA Holdings,
Sr. Unscd. Notes	6.25	2/15/21	2,150,000		2,254,812
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	7,595,000		8,316,525
HCA,
Sr. Scd. Notes	4.75	5/1/23	3,370,000		3,176,225
HCA,
Sr. Scd. Notes	7.25	9/15/20	8,310,000		9,078,675
HCA,
Gtd. Notes	7.50	2/15/22	4,300,000		4,730,000
Health Management Associates,
Gtd. Notes	7.38	1/15/20	2,430,000		2,730,713
Healthcare Technology
Intermediate, Sr. Unscd. Notes	7.38	9/1/18	3,195,000	[b]	3,338,775
HealthSouth,
Gtd. Notes	7.75	9/15/22	2,140,000		2,354,000
IASIS Healthcare,
Gtd. Notes	8.38	5/15/19	2,740,000		2,918,100
IMS Health,
Sr. Unscd. Notes	6.00	11/1/20	2,140,000	[b]	2,279,100
Lifepoint Hospitals,
Gtd. Notes	5.50	12/1/21	3,845,000	[b]	3,869,031
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	6,739,000	[b]	7,581,375
STHI Holding,
Scd. Notes	8.00	3/15/18	2,175,000	[b]	2,338,125
Tenet Healthcare,
Sr. Scd. Notes	6.00	10/1/20	5,190,000	[b]	5,426,794
Tenet Healthcare,
Sr. Scd. Notes	6.25	11/1/18	2,430,000		2,700,338

The Fund 17

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	9,310,000		10,054,800
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	4,185,000		4,708,125
						110,289,324
Home Construction—2.6%
Ashton Woods USA/Finance,
Unscd. Notes		6.88	2/15/21	3,368,000	[b]	3,334,320
Brookfield Residential Properties,
Gtd. Notes		6.13	7/1/22	1,055,000	[b]	1,065,550
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	5,435,000	[b]	5,665,988
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	5,615,000		6,246,687
Standard Pacific,
Gtd. Notes		8.38	5/15/18	4,970,000		5,864,600
Taylor Morrison Communities,
Gtd. Notes		5.25	4/15/21	835,000	[b]	814,125
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	6,911,000	[b]	7,636,655
Weekley Homes,
Sr. Unscd. Notes		6.00	2/1/23	5,492,000	[b]	5,327,240
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	1,560,000	[b]	1,696,500
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	3,730,000		4,056,375
						41,708,040
Industrial Services—2.8%
Abengoa,
Sr. Unscd. Notes	EUR	6.25	1/17/19	1,200,000		1,694,098
Algeco Scotsman
Global Finance,
Sr. Scd. Notes		8.50	10/15/18	2,175,000	[b]	2,365,313
Algeco Scotsman
Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000		3,179,168
Algeco Scotsman
Global Finance,
Gtd. Notes		10.75	10/15/19	4,940,000	[b]	5,236,400

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial Services (continued)
CBRE Services,
Gtd. Notes		5.00	3/15/23	2,225,000		2,149,906
Deutsche Raststatten
Gruppe IV,
Scd. Bonds	EUR	6.75	12/30/20	4,215,000		6,077,799
Hillman Group,
Gtd. Notes		10.88	6/1/18	3,165,000		3,434,025
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	4,355,000		4,779,613
Mueller Water Products,
Gtd. Notes		7.38	6/1/17	3,225,000		3,321,750
Mueller Water Products,
Gtd. Notes		8.75	9/1/20	1,808,236		2,034,265
StoneMor Partners,
Gtd. Notes		7.88	6/1/21	2,645,000	[b]	2,764,025
WireCo WorldGroup,
Gtd. Notes		9.50	5/15/17	2,755,000		2,868,644
Zachry Holdings,
Sr. Notes		7.50	2/1/20	4,655,000	[b]	4,887,750
						44,792,756
Insurance—.9%
Hockey Merger Sub 2,
Sr. Unscd. Notes		7.88	10/1/21	5,315,000	[b]	5,487,738
Onex USI Acquisition,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	[b]	8,081,288
						13,569,026
Lodging—.3%
Hilton Worldwide Finance,
Gtd. Notes		5.63	10/15/21	5,160,000	[b]	5,363,175
Media Cable—4.8%
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	2,545,000		2,856,763
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,435,000		2,842,863
CCO Holdings,
Gtd. Notes		6.63	1/31/22	4,960,000		5,133,600
Cequel Communications Holdings I,
Sr. Unscd. Notes		6.38	9/15/20	7,540,000	[b]	7,766,200

TheFund 19

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Media Cable (continued)
Dish DBS,
Gtd. Notes		5.13	5/1/20	4,660,000		4,683,300
Dish DBS,
Gtd. Notes		6.75	6/1/21	5,225,000		5,564,625
DISH DBS,
Gtd. Notes		7.13	2/1/16	5,040,000		5,594,400
Nara Cable Funding,
Sr. Scd. Notes		8.88	12/1/18	4,320,000	[b]	4,665,600
Ono Finance II,
Gtd. Notes		10.88	7/15/19	3,465,000	[b]	3,811,500
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	4,310,000	[b]	4,374,650
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	4,235,000	[b]	4,626,738
UPCB Finance V,
Sr. Scd. Notes		7.25	11/15/21	3,790,000	[b]	4,131,100
Videotron,
Gtd. Notes		5.00	7/15/22	7,032,000		6,908,940
Virgin Media,
Sr. Scd. Notes		5.38	4/15/21	1,375,000	[b]	1,381,875
Virgin Media,
Sr. Scd. Notes	GBP	6.00	4/15/21	1,300,000		2,222,710
Virgin Media,
Gtd. Notes		6.38	4/15/23	8,850,000	[b]	9,049,125
						75,613,989
Media Non-Cable—5.5%
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,220,000		1,378,600
Cable Communications Systems,
Sr. Scd. Bonds	EUR	7.50	11/1/20	2,295,000	[b]	3,251,960
Clear Channel Communications,
Sr. Scd. Notes		9.00	12/15/19	5,525,000		5,663,125
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	2,285,000		2,319,275
Clear Channel
Worldwide Holdings,
Gtd. Notes		6.50	11/15/22	1,220,000		1,242,875
Clear Channel
Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	2,500,000		2,565,625

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Media Non-Cable (continued)
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A	7.63	3/15/20	625,000		653,125
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	7,655,000		8,085,594
Cumulus Media Holdings,
Gtd. Notes	7.75	5/1/19	5,025,000		5,326,500
Gray Television,
Gtd. Notes	7.50	10/1/20	8,815,000	[c]	9,410,013
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	7,195,000		8,058,400
Intelsat Jackson Holdings,
Gtd. Notes	5.50	8/1/23	3,220,000	[b]	3,075,100
Intelsat Jackson Holdings,
Gtd. Notes	7.25	10/15/20	7,040,000		7,735,200
Intelsat Luxembourg,
Gtd. Notes	7.75	6/1/21	10,250,000	[b]	11,031,563
LIN Television,
Gtd. Notes	6.38	1/15/21	2,185,000		2,283,325
Nexstar Broadcasting,
Gtd. Notes	6.88	11/15/20	5,800,000		6,235,000
Sinclair Television Group,
Sr. Unscd. Notes	6.13	10/1/22	3,270,000		3,319,050
Sinclair Television Group,
Gtd. Notes	6.38	11/1/21	2,105,000	[b]	2,189,200
Townsquare Radio,
Gtd. Notes	9.00	4/1/19	2,200,000	[b]	2,392,500
					86,216,030
Metals & Mining—3.7%
Alpha Natural Resources,
Gtd. Notes	6.25	6/1/21	1,775,000	[c]	1,526,500
Alpha Natural Resources,
Gtd. Notes	9.75	4/15/18	780,000	[c]	830,700
ArcelorMittal,
Sr. Unscd. Notes	5.00	2/25/17	1,330,000	[d]	1,433,075
ArcelorMittal,
Sr. Unscd. Bonds	10.35	6/1/19	6,817,000	[d]	8,657,590
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	[b]	5,900,100
FMG Resources (August 2006),
Gtd. Notes	6.88	4/1/22	12,405,000	[b,c]	13,583,475

The Fund 21

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Metals & Mining (continued)
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	2,745,000		3,143,025
Murray Energy,
Sr. Scd. Notes		8.63	6/15/21	4,800,000	[b]	4,992,000
Peabody Energy,
Gtd. Notes		6.50	9/15/20	3,400,000		3,595,500
Rain CII Carbon,
Scd. Notes		8.25	1/15/21	8,190,000	[b]	8,394,750
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	4,225,000		4,483,781
Steel Dynamics,
Gtd. Notes		5.25	4/15/23	1,235,000		1,241,175
Steel Dynamics,
Gtd. Notes		6.38	8/15/22	765,000		830,025
						58,611,696
Packaging—3.9%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,261,600
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	5,465,000	[b]	5,710,925
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	5,723,836	[b]	6,153,124
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	1,900,000	[b]	2,090,000
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	2,000,000	[c]	3,002,476
Ardagh Packaging Finance,
Sr. Unscd. Notes		7.00	11/15/20	1,250,000	[b]	1,268,750
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,080,000	[b,c]	2,277,600
Beverage
Packaging Holdings II,
Gtd. Notes		5.63	12/15/16	1,075,000	[b]	1,099,187
BOE Intermediate Holding,
Sr. Unscd. Notes		9.00	11/1/17	3,105,135	[b]	3,252,629
BOE Merger,
Sr. Unscd. Notes		9.50	11/1/17	4,075,000	[b]	4,350,063

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Packaging (continued)
BWAY Holding,
Gtd. Notes	10.00	6/15/18	2,380,000		2,588,250
Consolidated Container,
Gtd. Notes	10.13	7/15/20	3,475,000	[b]	3,718,250
Reynolds Group,
Sr. Scd. Notes	7.88	8/15/19	6,205,000		6,887,550
Reynolds Group,
Gtd. Notes	8.50	5/15/18	8,850,000	[d]	9,381,000
Reynolds Group,
Gtd. Notes	9.88	8/15/19	3,510,000		3,922,425
Sealed Air,
Gtd. Notes	8.13	9/15/19	2,970,000	[b]	3,348,675
					62,312,504
Paper—.3%
Ainsworth Lumber,
Sr. Scd. Notes	7.50	12/15/17	1,427,000	[b]	1,541,160
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	2,195,000	[b,c]	2,414,500
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	895,000	[b]	985,619
					4,941,279
Pharmaceuticals—1.3%
Capsugel,
Sr. Unscd. Notes	7.00	5/15/19	5,019,000	[b]	5,122,517
Salix Pharmaceuticals,
Gtd. Notes	6.00	1/15/21	1,505,000	[b]	1,546,387
Valeant Pharmaceuticals International,
Gtd. Notes	5.63	12/1/21	385,000	[b]	387,888
Valeant Pharmaceuticals
International, Gtd. Notes	6.38	10/15/20	4,485,000	[b]	4,748,494
Valeant
Pharmaceuticals International,
Gtd. Notes	6.75	8/15/21	1,440,000	[b]	1,533,600
Valeant Pharmaceuticals
International, Sr. Unscd. Notes	6.75	8/15/18	6,935,000	[b]	7,654,506
					20,993,392

The Fund 23

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Pipelines—.9%
Crestwood Midstream Partners,
Gtd. Notes		6.13	3/1/22	6,015,000	[b]	6,195,450
Genesis Energy,
Gtd. Notes		5.75	2/15/21	3,540,000		3,597,525
Targa Resources Partners,
Gtd. Notes		6.88	2/1/21	3,940,000		4,255,200
						14,048,175
Retailers—1.2%
J.Crew Group,
Gtd. Notes		8.13	3/1/19	4,395,000		4,636,725
Neiman Marcus Group,
Gtd. Notes		8.00	10/15/21	2,780,000	[b]	2,919,000
Neiman Marcus Group,
Gtd. Notes		8.75	10/15/21	1,650,000	[b]	1,736,625
New Look Bondco I,
Sr. Scd. Notes	GBP	8.75	5/14/18	1,350,000		2,371,353
Rite Aid,
Gtd. Notes		6.75	6/15/21	6,240,000	[c]	6,575,400
						18,239,103
Technology—6.5%
ACI Worldwide,
Gtd. Notes		6.38	8/15/20	555,000	[b]	581,363
Alcatel-Lucent USA,
Gtd. Notes		6.75	11/15/20	5,370,000	[b]	5,591,513
Amkor Technology,
Sr. Unscd. Notes		6.38	10/1/22	3,155,000		3,257,538
Audatex North America,
Gtd. Notes		6.00	6/15/21	1,170,000	[b]	1,231,425
Audatex North America,
Gtd. Notes		6.13	11/1/23	1,040,000	[b]	1,076,400
BMC Software Finance,
Sr. Unscd. Notes		8.13	7/15/21	7,350,000	[b]	7,607,250
Cardtronics,
Gtd. Notes		8.25	9/1/18	6,030,000		6,512,400
CDW Finance,
Sr. Scd. Notes		8.00	12/15/18	3,178,000	[d]	3,479,910

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Technology (continued)
CDW Finance,
Gtd. Notes		8.50	4/1/19	1,714,000		1,902,540
Ceridian HCM Holding,
Sr. Unscd. Notes		11.00	3/15/21	1,345,000	[b]	1,556,838
Ceridian,
Sr. Scd. Notes		8.88	7/15/19	2,050,000	[b]	2,367,750
CommScope Holdings,
Sr. Unscd. Notes		6.63	6/1/20	3,685,000	[b]	3,850,825
CommScope,
Gtd. Notes		8.25	1/15/19	4,835,000	[b]	5,324,544
Denali Borrower,
Sr. Scd. Notes		5.63	10/15/20	3,780,000	[b,c]	3,756,375
Eagle Midco,
Sr. Unscd. Notes		9.00	6/15/18	1,590,000	[b]	1,665,525
Epicor Software,
Gtd. Notes		8.63	5/1/19	4,410,000		4,806,900
First Data,
Sr. Scd. Notes		6.75	11/1/20	680,000	[b]	710,600
First Data,
Sr. Scd. Notes		7.38	6/15/19	4,745,000	[b]	5,077,150
First Data,
Scd. Notes		8.25	1/15/21	1,979,000	[b,c]	2,115,056
First Data,
Scd. Notes		8.75	1/15/22	3,000,000	[b]	3,217,500
First Data,
Gtd. Notes		10.63	6/15/21	2,070,000	[b]	2,253,713
First Data,
Gtd. Notes		11.25	1/15/21	2,035,000	[b]	2,256,306
First Data,
Gtd. Notes		11.75	8/15/21	9,925,000	[b]	10,520,500
Infor US,
Gtd. Notes		9.38	4/1/19	2,905,000		3,282,650
Infor US,
Gtd. Notes	EUR	10.00	4/1/19	2,540,000		3,931,077
Interactive Data,
Gtd. Notes		10.25	8/1/18	3,995,000		4,398,096

The Fund 25

STATEMENT OF INVESTMENTS (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Technology (continued)
NCR,
Sr. Unscd. Notes		5.88	12/15/21	775,000	[b]	793,406
NCR,
Sr. Unscd. Notes		6.38	12/15/23	975,000	[b]	1,000,594
Sophia Holding,
Gtd. Notes		9.63	12/1/18	2,435,000	[b]	2,520,225
Sophia,
Gtd. Notes		9.75	1/15/19	1,690,000	[b]	1,880,125
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000		3,196,800
						101,722,894
Transportation Services—1.5%
AA Bond,
Scd. Notes	GBP	9.50	7/31/43	2,560,000		4,673,776
Marquette
Transportation Finance,
Scd. Notes		10.88	1/15/17	6,565,000		6,958,900
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	6,265,000	[b]	6,421,625
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	4,540,000		4,920,225
						22,974,526
Wireless Communications—5.5%
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	11,575,000	[b]	12,052,469
Digicel Group,
Sr. Unscd. Notes		10.50	4/15/18	1,408,000	[b]	1,513,600
Digicel,
Sr. Unscd. Notes		6.00	4/15/21	2,125,000	[b]	2,055,938
Eileme 2,
Sr. Scd. Notes		11.63	1/31/20	6,085,000	[b]	7,355,116
Sprint Capital,
Gtd. Notes		6.88	11/15/28	2,000,000		1,895,000
Sprint Communications,
Gtd. Notes		7.00	3/1/20	3,870,000	[b]	4,334,400
Sprint Communications,
Sr. Unscd. Notes		7.00	8/15/20	5,055,000	[c]	5,497,313

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless Communications
(continued)
Sprint Communications,
Gtd. Notes		9.00	11/15/18	5,185,000	[b]	6,260,888
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	2,525,000		3,320,375
Sprint,
Gtd. Notes		7.13	6/15/24	3,415,000	[b]	3,474,763
Sprint,
Gtd. Notes		7.25	9/15/21	3,995,000	[b]	4,304,613
Sprint,
Gtd. Notes		7.88	9/15/23	4,125,000	[b]	4,444,688
T-Mobile USA,
Gtd. Notes		6.13	1/15/22	545,000		555,900
T-Mobile USA,
Gtd. Notes		6.50	1/15/24	745,000		756,175
T-Mobile USA,
Gtd. Notes		6.63	4/28/21	10,485,000		11,074,781
T-Mobile USA,
Gtd. Notes		6.84	4/28/23	4,080,000	[c]	4,248,300
T-Mobile,
Gtd. Notes		6.73	4/28/22	3,735,000		3,907,744
Wind Acquisition Finance,
Sr. Scd. Notes		6.50	4/30/20	1,600,000	[b]	1,712,000
Wind Acquisition Finance,
Sr. Scd. Notes		7.25	2/15/18	4,000,000	[b]	4,230,000
Wind Acquisition Finance,
Scd. Notes	EUR	11.75	7/15/17	715,000		1,047,683
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	2,745,000	[b]	2,923,425
						86,965,171
Wireline Communications—2.9%
CenturyLink,
Sr. Unscd. Notes, Ser. V		5.63	4/1/20	13,310,000		13,609,475
Centurylink,
Sr. Unscd. Notes, Ser. W		6.75	12/1/23	1,195,000		1,215,913
Cincinnati Bell,
Gtd. Notes		8.38	10/15/20	4,185,000		4,561,650

The Fund 27

STATEMENT OF INVESTMENTS (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]			Value ($)
Wireline Communications (continued)
Level 3 Financing,
Gtd. Notes	6.13	1/15/21	900,000	[b]		911,250
Level 3 Financing,
Gtd. Notes	8.13	7/1/19	1,870,000			2,061,675
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	8,100,000			9,112,500
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	4,990,000	[b]		5,638,700
tw telecom holdings,
Gtd. Notes	5.38	10/1/22	4,150,000	[b]		4,087,750
Windstream,
Gtd. Notes	7.75	10/15/20	4,045,000	[c]		4,312,981
						45,511,894
Total Bonds and Notes
(cost $1,423,140,746)						1,497,737,039

Preferred Stocks—.3%			Shares			Value ($)
Finance Companies
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $4,475,208)			172,552	[d]		4,614,040
			Principal
Short-Term Investments—.1%			Amount ($)			Value ($)
U.S. Treasury Bills:
0.01%, 1/2/14			680,000	[e]		680,000
0.04%, 6/12/14			680,000			679,852
Total Short-Term Investments
(cost $1,359,877)						1,359,852

Other Investment—3.2%			Shares			Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $50,198,663)			50,198,663		[f]	50,198,663

Investment of Cash Collateral
for Securities Loaned—4.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $74,905,922)	74,905,922 [f]	74,905,922
Total Investments (cost $1,554,080,416)	103.4%	1,628,815,516
Liabilities, Less Cash and Receivables	(3.4%)	(52,803,609)
Net Assets	100.0%	1,576,011,907

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2013, these securities were valued at $629,921,705 or 40.0% of net assets.
c Security, or portion thereof, on loan. At December 31, 2013, the value of the fund’s securities on loan was
$109,565,088 and the value of the collateral held by the fund was $114,766,190, consisting of cash collateral of
$74,905,922 and U.S. Government and Agency securities valued at $39,860,268.
d Variable rate security—interest rate subject to periodic change.
e Held by a broker as collateral for open forward foreign currency exchange contracts.
f Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	95.0	Preferred Stocks	.3
Short-Term/
Money Market Investments	8.1		103.4

† Based on net assets.
See notes to financial statements.

The Fund 29

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2013

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $109,565,088)—Note 1(c):
Unaffiliated issuers		1,428,975,831	1,503,710,931
Affiliated issuers		125,104,585	125,104,585
Cash denominated in foreign currencies		2,803,403	2,818,854
Dividends, interest and securities lending income receivable			28,545,931
Receivable for investment securities sold			2,335,199
Receivable for shares of Beneficial Interest subscribed			1,347,451
			1,663,862,951
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			1,078,699
Cash overdraft due to Custodian			4,988,930
Liability for securities on loan—Note 1(c)			74,905,922
Payable for investment securities purchased			3,394,169
Payable for shares of Beneficial Interest redeemed			2,061,766
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			1,404,739
Accured expenses			16,819
			87,851,044
Net Assets ($)			1,576,011,907
Composition of Net Assets ($):
Paid-in capital			1,588,195,551
Accumulated undistributed investment income—net			1,707,127
Accumulated net realized gain (loss) on investments			(87,284,168)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			73,393,397
Net Assets ($)			1,576,011,907

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	319,981,105	105,686,141	1,150,344,661
Shares Outstanding	47,456,512	15,669,269	170,471,950
Net Asset Value Per Share ($)	6.74	6.74	6.75

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Income ($):
Income:
Interest	97,081,653
Income from securities lending—Note 1(c)	567,247
Dividends:
Unaffiliated issuers	350,496
Affiliated issuers	41,562
Total Income	98,040,958
Expenses:
Management fee—Note 3(a)	10,191,848
Distribution/Service Plan fees—Note 3(b)	1,928,150
Trustees’ fees—Notes 3(a,c)	104,627
Loan commitment fees—Note 2	12,797
Total Expenses	12,237,422
Less—Trustees’ fees reimbursed by the Manager—Note 3(a)	(104,627)
Net Expenses	12,132,795
Investment Income—Net	85,908,163
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	28,858,919
Net realized gain (loss) on forward foreign currency exchange contracts	(1,749,693)
Net Realized Gain (Loss)	27,109,226
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(3,804,652)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	(1,195,301)
Net Unrealized Appreciation (Depreciation)	(4,999,953)
Net Realized and Unrealized Gain (Loss) on Investments	22,109,273
Net Increase in Net Assets Resulting from Operations	108,017,436

See notes to financial statements.

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2013	2012 [a]
Operations ($):
Investment income—net	85,908,163	79,572,107
Net realized gain (loss) on investments	27,109,226	(3,050,539)
Net unrealized appreciation
(depreciation) on investments	(4,999,953)	90,822,488
Net Increase (Decrease) in Net Assets
Resulting from Operations	108,017,436	167,344,056
Dividends to Shareholders from ($):
Investment income—net:
Class A	(19,921,327)	(23,836,494)
Class B	—	(29,726)
Class C	(6,119,236)	(7,267,383)
Class I	(65,650,917)	(51,923,666)
Total Dividends	(91,691,480)	(83,057,269)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	115,865,295	153,542,445
Class B	—	652
Class C	7,459,587	14,868,027
Class I	509,057,464	463,622,267
Dividends reinvested:
Class A	16,644,149	19,235,313
Class B	—	19,736
Class C	3,646,392	4,359,511
Class I	24,974,920	18,949,417
Cost of shares redeemed:
Class A	(176,615,181)	(176,535,171)
Class B	—	(2,713,460)
Class C	(30,451,410)	(22,916,809)
Class I	(301,952,485)	(202,560,483)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	168,628,731	269,871,445
Total Increase (Decrease) in Net Assets	184,954,687	354,158,232
Net Assets ($):
Beginning of Period	1,391,057,220	1,036,898,988
End of Period	1,576,011,907	1,391,057,220
Undistributed investment income—net	1,707,127	838,286

	Year Ended December 31,
	2013	2012 [a]
Capital Share Transactions:
Class Ab,c
Shares sold	17,322,009	23,971,040
Shares issued for dividends reinvested	2,484,259	2,969,777
Shares redeemed	(26,368,580)	(27,476,194)
Net Increase (Decrease) in Shares Outstanding	(6,562,312)	(535,377)
Class Bc
Shares sold	—	102
Shares issued for dividends reinvested	—	3,078
Shares redeemed	—	(422,169)
Net Increase (Decrease) in Shares Outstanding	—	(418,989)
Class Cb
Shares sold	1,110,797	2,306,667
Shares issued for dividends reinvested	544,461	672,978
Shares redeemed	(4,534,845)	(3,538,459)
Net Increase (Decrease) in Shares Outstanding	(2,879,587)	(558,814)
Class I
Shares sold	76,084,584	71,783,224
Shares issued for dividends reinvested	3,727,746	2,919,459
Shares redeemed	(45,318,990)	(31,519,231)
Net Increase (Decrease) in Shares Outstanding	34,493,340	43,183,452

a Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b During the period ended December 31, 2013, 565,705 Class C shares representing $3,877,652 were exchanged for 566,908 Class A shares.
c During the period ended December 31, 2012, 159,411 Class B shares representing $1,025,594 were automatically converted to 159,411 Class A shares.

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Class A	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	6.67	6.21	6.62	6.48	5.06
Investment Operations:
Investment income—net[a]	.38	.41	.49	.59	.54
Net realized and unrealized
gain (loss) on investments	.10	.48	(.40)	.17	1.43
Total from Investment Operations	.48	.89	.09	.76	1.97
Distributions:
Dividends from investment income—net	(.41)	(.43)	(.50)	(.62)	(.55)
Net asset value, end of period	6.74	6.67	6.21	6.62	6.48
Total Return (%)[b]	7.49	14.74	1.33	12.50	40.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	.96	.96	.96	.96
Ratio of net expenses
to average net assets	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	5.79	6.35	7.50	9.05	8.86
Portfolio Turnover Rate	46.05	51.72	75.87	70.07	77.94
Net Assets, end of period ($ x 1,000)	319,981	360,128	338,800	346,594	360,921

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.

See notes to financial statements.

		Year Ended December 31,
Class C	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	6.67	6.21	6.62	6.48	5.06
Investment Operations:
Investment income—net[a]	.34	.36	.44	.54	.50
Net realized and unrealized
gain (loss) on investments	.09	.48	(.40)	.18	1.42
Total from Investment Operations	.43	.84	.04	.72	1.92
Distributions:
Dividends from investment income—net	(.36)	(.38)	(.45)	(.58)	(.50)
Net asset value, end of period	6.74	6.67	6.21	6.62	6.48
Total Return (%)[b]	6.69	13.89	.58	11.66	39.41
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses
to average net assets	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	5.05	5.60	6.76	8.31	8.15
Portfolio Turnover Rate	46.05	51.72	75.87	70.07	77.94
Net Assets, end of period ($ x 1,000)	105,686	123,693	118,706	128,173	125,724

a Based on average shares outstanding at each month end.
b Exclusive of sales charge.

See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

		Year Ended December 31,
Class I	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value, beginning of period	6.67	6.22	6.62	6.49	5.06
Investment Operations:
Investment income—net[a]	.40	.43	.50	.60	.54
Net realized and unrealized
gain (loss) on investments	.11	.47	(.38)	.17	1.45
Total from Investment Operations	.51	.90	.12	.17	1.99
Distributions:
Dividends from investment income—net	(.43)	(.45)	(.52)	(.64)	(.56)
Net asset value, end of period	6.75	6.67	6.22	6.62	6.49
Total Return (%)	7.92	14.84	1.74	12.59	40.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.71	.71	.71	.71	.71
Ratio of net expenses
to average net assets	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	6.03	6.57	7.73	9.26	9.20
Portfolio Turnover Rate	46.05	51.72	75.87	70.07	77.94
Net Assets, end of period ($ x 1,000)	1,150,345	907,236	576,790	543,899	400,170

a Based on average shares outstanding at each month end.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus HighYield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear a Distribution and/or Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Services Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of cer-

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

tain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the follow-

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

ing: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,497,737,039	—	1,497,737,039
Mutual Funds	125,104,585	—	—	125,104,585
Preferred Stocks†	—	4,614,040	—	4,614,040
U.S. Treasury	—	1,359,852	—	1,359,852
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(1,404,739)	—	(1,404,739)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized (depreciation) at period end.

At December 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses

The Fund 41

NOTES TO FINANCIAL STATEMENTS (continued)

arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner,The Bank of NewYork Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended December 31, 2013,The Bank of New York Mellon earned $127,256 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended December 31, 2013 were as follows:

Affiliated
Investment	Value($)			Value	Net
Company	12/31/2012	Purchases($)	Sales ($)	12/31/2013($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	31,716,999	601,795,243	583,313,579	50,198,663	3.2
Dreyfus
Institutional
Cash
Advantage
Fund	96,805,579	356,007,385	377,907,042	74,905,922	4.8
Total	128,522,578	957,802,628	961,220,621	125,104,585	8.0

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared daily and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may

The Fund 43

NOTES TO FINANCIAL STATEMENTS (continued)

make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2013, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2013, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,707,127, accumulated capital losses $81,246,122 and unrealized appreciation $68,100,188. In addition, the fund had $744,837 of capital losses realized after October 31, 2013, which were deferred for tax purposes to the first day of the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010

(“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013. If not applied, $15,223,557 of the carryover expires in fiscal year 2015, $42,229,566 expires in fiscal year 2016 and $23,792,999 expires in fiscal year 2017. Based on certain provisions in the Code, various limitations regarding the future utilization of these carry forwards, brought forward as a result of the fund’s merger with the following funds apply: BNY Hamilton High Yield Fund and Dreyfus High Income Fund.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2013 and December 31, 2012 were follows: ordinary income $91,691,480 and $83,057,269, respectively.

During the period ended December 31, 2013, as a result of permanent book to tax differences, primarily due to the tax treatment for consent fees, amortization of premiums and foreign currency transactions, the fund increased accumulated undistributed investment income-net by $6,652,158 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

The Fund 45

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2013, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions With Affiliates:

(a) Pursuant to management agreement with the Manager, the management fee provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund (excluding brokerage commissions, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 Distribution Plan fees, Services Plan fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended December 31, 2013, Trustees’ fees reimbursed by the Manager amounted to $104,627.

During the period ended December 31, 2013, the Distributor retained $11,053 from commissions earned on sales of the fund’s Class A shares and $4,694 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of their shares, a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended December 31, 2013, Class A and Class C shares were charged $805,199 and $842,213, respectively, pursuant to their Distribution Plans. During the period ended December 31, 2013, Class C shares were charged $280,738, pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $929,707, Distribution Plans fees $135,118 and Service Plan fees $22,433 which are offset against an expense reimbursement currently in effect in the amount of $8,559.

The Fund 47

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended December 31, 2013, amounted to $788,161,182 and $642,554,194, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended December 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonper-formance on these forward contracts, which is generally limited to the unrealized gain on each open contract.The following summarizes open forward contracts at December 31, 2013:

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
British Pound,
Expiring
1/31/2014	[a]	7,860,000	12,689,632	13,013,152	(323,520)
Euro,
Expiring:
1/31/2014	[a]	15,105,000	20,440,887	20,779,739	(338,852)
1/31/2014	[b]	12,060,000	16,363,047	16,590,775	(227,728)
1/31/2014	[c]	12,650,000	17,124,428	17,402,429	(278,001)
1/31/2014	[d]	8,210,000	11,057,745	11,294,383	(236,638)
					(1,404,739)

Counterparties:

a Goldman Sachs International
b Barclays Bank
c Commonwealth Bank of Australia
d Morgan Stanley Capital Services

In December 2011, with clarification in January 2013, FASB issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities.The fund adopted these disclosure provisions during the current reporting period.These disclosures are required for certain investments, including derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to MNA in the Statement of Assets and Liabilities.

The Fund 49

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2013, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	—	(1,404,739)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities	—	(1,404,739)
Derivatives not subject to
MNA or similar agreements	—	—
Total gross amount of assets and
liabilities subject to MNA or
similar agreements	—	(1,404,739)

The following table presents derivative assets and liabilities net of amounts available for offsetting under MNA and net of related collateral received or pledged, if any, as of December 31, 2013:

Gross Amounts Not Offset in the Statement of Assets and Liabilities and Subject to MNA †

	Gross Amount of	Financial
Liabilities Presented		Instruments
	in the Statement	and
	of Assets and	Derivatives	Securities	Cash
	Liabilities by the	Available	Collateral	Collateral	Net Amounts of
Counterparty	Counterparty ($)[1]	for Offset ($)	Pledged ($)[2]	Pledged ($)[2]	Liabilities ($)
Barclays Bank	(227,728)	—	—	—	(227,728)
Commonwealth
Bank of
Australia	(278,001)	—	—	—	(278,001)
Goldman Sachs
International	(662,372)	—	—	—	(662,372)
Morgan Stanley
Capital Services	(236,638)	—	—	—	(236,638)
Total	(1,404,739)	—	—	—	(1,404,739)

1 Absent a default event or early termination, over-the-counter derivative liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

The following summarizes the average market value of derivatives outstanding during the period ended December 31, 2013:

Average Market Value ($)
Forward contracts	55,944,527

At December 31, 2013, the cost of investments for federal income tax purposes was $1,560,778,364; accordingly, accumulated net unrealized appreciation on investments was $68,037,152, consisting of $77,690,448 gross unrealized appreciation and $9,653,296 gross unrealized depreciation.

The Fund 51

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Funds Trust

We have audited the accompanying statement of assets and liabilities of Dreyfus High Yield Fund (the “Fund”), a series of The Dreyfus/Laurel Funds Trust, including the statement of investments as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus HighYield Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 21, 2014

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund designates the maximum amount allowable but not less than 75.19% as interest-related dividends in accordance with Sections 871(k)(1) and 881(e) of the Internal Revenue Code.

The Fund 53

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (70)
Chairman of the Board (1999)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:

- CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)
- The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)
- Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director (2005-2009)

No. of Portfolios for which Board Member Serves: 141

Francine J. Bovich (62)
Board Member (2011)

Principal Occupation During Past 5 Years:

- Trustee, The Bradley Trusts, private trust funds (2011-present)
- Managing Director, Morgan Stanley Investment Management (1993-2010)

No. of Portfolios for which Board Member Serves: 40

James M. Fitzgibbons (79)
Board Member (1994)

Principal Occupation During Past 5 Years:

- Corporate Director and Trustee

Other Public Company Board Memberships During Past 5 Years:

- Bill Barrett Corporation, an oil and natural gas exploration company, Director (2004-2012)

No. of Portfolios for which Board Member Serves: 26

Kenneth A. Himmel (67)
Board Member (1994)

Principal Occupation During Past 5 Years:

- President and CEO, Related Urban Development, a real estate development company (1996-present)
- President and CEO, Himmel & Company, a real estate development company (1980-present)
- CEO, American Food Management, a restaurant company (1983-present)

No. of Portfolios for which Board Member Serves: 26

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

The Fund 55

OFFICERS OF THE FUND (Unaudited)

The Fund 57

For More Information

Dreyfus High Yield Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DPLTX	Class C: PTHIX	Class I: DLHRX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

0029AR1213

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $53,580 in 2012 and $54,950 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,410 in 2012 and $4,210 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $2,300 in 2012 and $2,350 in 2013. These services consisted of the review or preparation of U.S. federal, state, local and excise tax returns. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2012 and $0 in 2013.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2012 and $0 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $12,372,510 in 2012 and $13,916,529 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]

Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010